CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 349,077	$ 54,778	¥ 213,538		¥ 295,463
Prepayments and other current assets	337,033	52,888	378,704
Total current assets	1,475,442	231,529	2,284,525
Non-current assets
Intangible assets, net	55,376	8,690	71,362
Total non-current assets	822,367	129,047	912,118
Total assets	2,297,809	360,576	3,196,643
Current liabilities
Accrued expenses and other current liabilities	382,629	60,043	676,501
Total current liabilities	979,013	153,628	1,744,569
Non-current liabilities
Total non-current liabilities	65,655	10,303	74,859
Total liabilities	1,044,668	163,931	1,819,428
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2020 and 2021; 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) and 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2020 and 2021)	¥ 249	$ 39	¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,543	389,331,543	389,331,544
Ordinary shares, shares outstanding	389,331,543	389,331,543	389,331,544
Less: Treasury stock (18,842,688 shares and 18,266,523 shares as of December 31, 2020 and 2021, respectively)	¥ (293,795)	$ (46,103)	¥ (302,916)
Treasury stock	18,266,523	18,266,523	18,842,688
Additional paid-in capital	¥ 9,125,748	$ 1,432,029	¥ 9,125,689
Accumulated other comprehensive income	271,821	42,655	275,012
Accumulated deficit	(7,834,879)	(1,229,464)	(7,713,355)
Total Tuniu Corporation shareholders' equity	1,269,144	199,156	1,384,679
Total liabilities and equity	¥ 2,297,809	$ 360,576	¥ 3,196,643
Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,043	371,958,043	371,958,044
Ordinary shares, shares outstanding	371,958,043	371,958,043	371,958,044
Class B ordinary shares [Member]
Equity
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents	¥ 4,712	$ 739	¥ 598
Amounts due from subsidiaries and Affiliated Entities	6,855,545	1,075,785	6,909,695
Prepayments and other current assets	130	20	228
Total current assets	6,860,387	1,076,544	6,910,521
Non-current assets
Total assets	6,860,387	1,076,544	6,910,521
Current liabilities
Accrued expenses and other current liabilities	8,038	1,261	7,449
Total current liabilities	8,038	1,261	7,449
Non-current liabilities
Investments deficit in subsidiaries and Affiliated Entities	5,583,205	876,127	5,518,393
Total non-current liabilities	5,583,205	876,127	5,518,393
Total liabilities	5,591,243	877,388	5,525,842
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2020 and 2021; 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) and 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2020 and 2021)	¥ 249	$ 39	¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,543	389,331,543	389,331,544
Ordinary shares, shares outstanding	389,331,543	389,331,543	389,331,544
Less: Treasury stock (18,842,688 shares and 18,266,523 shares as of December 31, 2020 and 2021, respectively)	¥ (293,795)	$ (46,103)	¥ (302,916)
Additional paid-in capital	9,125,748	1,432,029	9,125,689
Accumulated other comprehensive income	271,821	42,655	275,012
Accumulated deficit	(7,834,879)	(1,229,464)	(7,713,355)
Total Tuniu Corporation shareholders' equity	1,269,144	199,156	1,384,679
Total liabilities and equity	¥ 6,860,387	$ 1,076,544	¥ 6,910,521
Parent Company [Member] | Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued			371,958,044
Ordinary shares, shares outstanding	371,958,043	371,958,043	371,958,044
Parent Company [Member] | Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500